Condensed Consolidated Statements of Changes in 10% Series A Cumulative Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	10% Series A Cumulative Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2020		$ 11,233	$ 31,918,491	$ (20,535,602)		$ 11,394,122
Balance, shares at Jun. 30, 2020		11,233,223
Stock issued for Argyll acquisition		$ 650	3,801,850			3,802,500
Stock issued for Argyll acquisition, shares		650,000
Stock issued for FLIP acquisition		$ 188	2,217,433			2,217,621
Stock issued for FLIP acquisition, shares		187,616
Stock issued for EGL acquisition		$ 356	2,791,127			2,791,483
Stock issued for EGL acquisition, shares		355,620
Stock issued for ggCircuit acquisition		$ 830	9,272,381			9,273,211
Stock issued for ggCircuit acquisition, shares		830,189
Stock issued for Helix acquisition		$ 528	5,900,605			5,901,133
Stock issued for Helix acquisition, shares		528,302
Common stock and warrants issued in equity financing, net of issuance costs		$ 2,000	27,338,000			27,340,000
Common stock and warrants issued in equity financing, net of issuance costs, shares		2,000,000
Stock options and warrant exercises		$ 5,509	34,059,351			34,064,860
Stock options and warrant exercises, shares		5,508,500
Common stock issued for services		$ 602	$ 4,024,144			$ 4,024,746
Common stock issued for services, shares		602,695
Stock based compensation			1,017,620			1,017,620
Foreign exchange translation					$ (669,170)	$ (669,170)
Net loss				(26,372,734)		(26,372,734)
10% Series A cumulative redeemable convertible preferred stock cash dividend
Common stock issued upon the exercise of stock options, shares		14,000				5,333
Balance at Jun. 30, 2021		$ 21,896	122,341,002	(46,908,336)	(669,170)	$ 74,785,392
Balance, shares at Jun. 30, 2021		21,896,145
Common stock issued for services		$ 79	$ 574,220			$ 574,299
Common stock issued for services, shares		78,527				78,527
Stock based compensation			308,073			308,073
Foreign exchange translation					$ (1,424,986)	$ (1,424,986)
Net loss				(552,381)		(552,381)
10% Series A cumulative redeemable convertible preferred stock cash dividend
Common stock issued upon the exercise of stock options		$ 8	40,961			40,969
Common stock issued upon the exercise of stock options, shares		8,500
Balance at Sep. 30, 2021		$ 21,983	123,264,256	(47,460,717)	(2,094,156)	73,731,366
Balance, shares at Sep. 30, 2021		21,983,172
Balance at Jun. 30, 2021		$ 21,896	122,341,002	(46,908,336)	(669,170)	74,785,392
Balance, shares at Jun. 30, 2021		21,896,145
Common stock and warrants issued in equity financing, net of issuance costs		$ 15,000	3,449,925			3,464,925
Common stock and warrants issued in equity financing, net of issuance costs, shares		15,000,000
Common stock issued for services		$ 333	$ 747,816			$ 748,149
Common stock issued for services, shares		332,527
Stock based compensation			4,417,504			4,417,504
Foreign exchange translation					$ (6,706,944)	$ (6,706,944)
Net loss				(102,232,090)		(102,232,090)
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock	$ 7,599,334
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock, shares	835,950
Accretion of redemption value and issuance costs	$ 182,046		(182,046)			(182,046)
10% Series A cumulative redeemable convertible preferred stock cash dividend			(501,570)			(501,570)
Conversion of senior convertible note		$ 2,515	10,650,133			10,652,648
Conversion of senior convertible note, shares		2,514,459
Issuance of common stock under the ATM, net of issuance costs		$ 1,166	3,883,943			$ 3,885,109
Issuance of common stock under the ATM, net of issuance costs, shares		1,165,813				1,165,813
Common stock issued upon the exercise of stock options		$ 13	67,466			$ 67,479
Common stock issued upon the exercise of stock options, shares						14,000
Balance at Jun. 30, 2022	$ 7,781,380	$ 40,923	144,874,173	(149,140,426)	(7,376,114)	$ (11,601,444)
Balance, shares at Jun. 30, 2022	835,950	40,922,944
Common stock and warrants issued in equity financing, net of issuance costs		$ 30,000	$ 1,538,130			$ 1,568,130
Common stock and warrants issued in equity financing, net of issuance costs, shares		30,000,000
Stock based compensation			921,991			921,991
Foreign exchange translation					$ (2,526,478)	$ (2,526,478)
Net loss				(4,168,591)		(4,168,591)
Accretion of redemption value and issuance costs	74,544		(74,544)			(74,544)
10% Series A cumulative redeemable convertible preferred stock cash dividend						$ (200,628)
Common stock issued upon the exercise of stock options, shares
10% Series A cumulative redeemable convertible preferred stock cash dividend			(200,628)			$ (200,628)
Balance at Sep. 30, 2022	$ 7,855,924	$ 70,923	$ 147,059,122	$ (153,309,017)	$ (9,902,592)	$ (16,081,564)
Balance, shares at Sep. 30, 2022	835,950	70,922,944